SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 10-QSB

                        QUARTERLY REPORT UNDER SECTION 13
                     OF THE SECURITIES EXCHANGE ACT OF 1934


For the Quarter Ended March 31, 1996                   Commission File Number
                                                             0-12575


                         Arizona Instrument Corporation
             (Exact name of registrant as specified in its charter)


         Delaware                                     86-0410138
(State of incorporation)                 (I.R.S. Employer identification number)


4114 East Wood Street,  Phoenix, Arizona                       85040-1941
(Address of principal executive offices)                       (Zip code)


Registrant's telephone number, including area code:  (602) 470-1414


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months, (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days.
                                          YES   X       NO
                                              ----         ----

As of April 20, 1996, 6,498,780 shares of Common Stock ($0.01 par value) were outstanding.

                         ARIZONA INSTRUMENT CORPORATION

                                TABLE OF CONTENTS

PART I.   FINANCIAL INFORMATION

Item 1    Financial Statements

          Consolidated Balance Sheets
            March 31, 1996 and December 31, 1995                        I-3

          Consolidated Statements of Operations
            Three months ended March 31, 1996 and
            March 31, 1995                                              I-4

          Consolidated Statements of Cash Flows
            Three months ended March 31, 1996
            and March 31, 1995                                          I-5

          Notes to Consolidated Financial
            Statements                                                  I-6

Item 2    Management's Discussion and Analysis of
            Financial Condition and Results of
            Operations                                                  I-7


II.       OTHER INFORMATION

Item 1    Legal Proceedings                                             I-9

Item 6    Exhibits and Reports on Form 8-K                              I-10

PART I.  FINANCIAL INFORMATION
ITEM 1.  FINANCIAL STATEMENTS


                 ARIZONA INSTRUMENT CORPORATION AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS

                                                     March 31,    December 31,
                                     ASSETS             1996          1995
                                                    -----------   -----------

CURRENT ASSETS
Cash and cash equivalents                           $   384,956   $   486,382
Receivables, net                                      3,161,409     3,371,837
Inventories                                           1,907,006     1,793,770
Current portion of notes receivable related party        55,501        55,501
Prepaid expenses and other current assets               263,843       222,680
                                                    -----------   -----------

Total current assets                                  5,772,715     5,930,170

PROPERTY, PLANT AND EQUIPMENT, NET                    1,006,587     1,083,199
GOODWILL, NET                                         2,394,415     2,455,924
COVENANT NOT TO COMPETE, NET                            145,834       160,417
OTHER ASSETS                                            961,563       970,452
                                                    -----------   -----------

TOTAL ASSETS                                        $10,281,114   $10,600,162
                                                    ===========   ===========

                      LIABILITIES AND SHAREHOLDERS' EQUITY

CURRENT LIABILITIES
Lines of credit                                     $   150,000   $   250,000
Accounts payable                                        816,480       863,386
Current portion of long-term debt and
capital lease obligations                               620,224        613224
Other accrued expenses                                  539,880        871136
                                                    -----------   -----------

Total current liabilities                             2,126,584     2,597,746

LONG-TERM DEBT AND CAPITAL LEASE OBLIGATIONS          1,505,768     1,663,112

SHAREHOLDERS' EQUITY
Common stock, .01 par value per share:
Authorized, 10,000,000 shares;
Issued, 6,584,945 and 6,352,563 shares                   65,849        63,526
Preferred stock, $.01 par value per share:
Authorized, 1,000,000 shares
Additional paid-in capital                              9589485       9360950
Deficit                                                -2784121      -2862721
                                                    -----------   -----------

                                                        6871213       6561755
Less treasury stock, 86,165 shares at cost              -222451       -222451
                                                    -----------   -----------

Total shareholders' equity                              6648762       6339304
                                                    -----------   -----------

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY          $10,281,114   $10,600,162
                                                    ===========   ===========

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                 ARIZONA INSTRUMENT CORPORATION AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF OPERATIONS
                                                 Three months ended
                                           ----------------------------
                                              3/31/96         3/31/95
                                           ------------    ------------

NET SALES                                  $  3,284,431    $  2,827,092

COST OF GOODS SOLD                            1,475,898       1,323,275
                                           ------------    ------------

Gross Margin                                  1,808,533       1,503,817
                                           ------------    ------------
EXPENSES
Marketing                                       773,825         670,832
General & administrative                        561,918         512,975
Research and development                        178,329         151,557
Amortization and depreciation                   166,064         137,597
                                           ------------    ------------
Total Expenses                                1,680,136       1,472,961
                                           ------------    ------------
OPERATING INCOME                                128,397          30,856
                                           ------------    ------------
OTHER REVENUE (EXPENSE)
Interest Income                                   3,175           4,830
Interest expense                                (70,678)       (139,380)
Other income (expense)                           19,706          28,490
                                           ------------    ------------
Total other expense                             (47,797)       (106,060)
                                           ------------    ------------
INCOME (LOSS) BEFORE INCOME TAXES                80,600         (75,204)

INCOME TAXES                                      2,000           1,000
                                           ------------    ------------
NET INCOME (LOSS)                          $     78,600    ($    76,204)
                                           ============    ============
NET INCOME (LOSS) PER SHARE                $       0.01    ($      0.01)
                                           ============    ============
WEIGHTED AVERAGE NUMBER OF COMMON SHARES
AND COMMON STOCK EQUIVALENTS                  6,862,548       6,193,156
                                           ============    ============

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                 ARIZONA INSTRUMENT CORPORATION AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS


                                                           Three months ended
                                                          3/31/96      3/31/95
                                                         ---------    ---------
OPERATING ACTIVITIES
NET INCOME (LOSS)                                        $  78,600    ($ 76,204)
                                                         ---------    ---------
ADJUSTMENTS TO RECONCILE NET INCOME (LOSS) TO NET
CASH (USED) PROVIDED BY OPERATING ACTIVITIES
Depreciation and amortization                              200,845      186,225
Decrease in accounts receivable                            210,428      265,846
(Increase) decrease in inventory                          (113,236)     143,744
(Increase) decrease in prepaid expenses and
other current assets                                       (24,957)     106,033
(Increase) in other assets                                 (16,031)      (3,797)
(Decrease) in accounts payable and other
accrued expenses                                          (378,162)    (249,268)
                                                         ---------    ---------
NET CASH (USED) PROVIDED BY OPERATING
ACTIVITIES                                                 (42,513)     372,579
                                                         ---------    ---------

INVESTING ACTIVITIES
Proceeds from the sale of assets                            19,750
Gain on the sale of assets                                 (19,690)
Purchases of capital equipment                             (39,487)      -38188
                                                         ---------    ---------

NET CASH (USED) BY INVESTING
ACTIVITIES                                                 (39,427)      -38188
                                                         ---------    ---------

FINANCING ACTIVITIES
Net (payments) under lines of credit                      (100,000)    (225,000)
Issuance of common stock pursuant to earnout agreement     202,585
Issuance of common stock pursuant to stock
purchase plan                                               28,273        17021
Payments of long-term debt and capital leases             (150,344)      -56152
                                                         ---------    ---------

NET CASH (USED) BY FINANCING ACTIVITIES                    (19,486)    (264,131)
                                                         ---------    ---------


NET (DECREASE) INCREASE IN CASH & CASH EQUIVALENTS         -101426        70260

CASH & CASH EQUIVALENTS AT BEGINNING OF PERIOD              486382       387979
                                                         ---------    ---------

CASH & CASH EQUIVALENTS AT END OF PERIOD                 $ 384,956    $ 458,239
                                                         =========    =========

Supplemental cash flow information:
Property, plant and equipment acquired through capital lease obligations

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                 ARIZONA INSTRUMENT CORPORATION AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1.  CONSOLIDATED FINANCIAL STATEMENTS

The consolidated balance sheet as of March 31, 1996, the consolidated statements of operations and cash flows for the three-month periods ended March 31, 1996 and 1995 have been prepared by the Company without audit. In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position at March 31, 1996 and the results of operations and cash flows for the three-month periods ended March 31, 1996 and March 31, 1995 have been made.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted. These consolidated financial statements should be read in conjunction with the financial statements and notes thereto included in the Company's 1995 Report on Form 10-KSB. The results of operations for the interim periods are not necessarily indicative of the results to be obtained for the entire year.


2.  INVENTORIES

Inventories consist of the following:



                             March 31,            December 31,
                               1996                   1995

Finished goods             $   684,628            $   645,262
Components                   1,222,378              1,148,508
                           -----------            -----------

                           $ 1,907,006            $ 1,793,770
                           -----------            -----------

The following discussion should be read in conjunction with, and is qualified in its entirety by, the Company's Consolidated Financial Statements and Notes thereto appearing elsewhere herein. Historical results are not necessarily indicative of trends in operating results for any future period.


ITEM 2.  MANAGEMENT'S DISCUSSION AND ANALYSIS OF
RESULTS OF OPERATIONS AND FINANCIAL CONDITION

Results of Operations:

         Three months ended March 31, 1996 and March 31, 1995

Net sales for the three months ended March 31, 1996 increased 16% to $3,284,431 from $2,827,092 in the first three months of 1995. The increase in sales resulted primarily from the increase in ENCOMPASS fuel management and compliance leak detection systems and ENCOMPASS related installation sales.

Historically, due to the relatively short time period between receipt of customer equipment orders and shipments, the Company's backlog for equipment orders has been quite low. However, backlog for Horizon tank testing services was $413,000 at the end of the first quarter of 1996 compared to $320,000 at the end of the first quarter of 1995.

Cost of goods sold was 45% of net sales in the first three months of 1996 compared to 47% for the same period in 1995. Gross margin increased primarily from higher utilization of the tank testing field technicians in the first quarter of 1996 compared to the same quarter in 1995.

Overall, total expenses in the first three months of 1996 increased $207,175, or 14%, from the same period in 1995. This was primarily the result of the $102,993 increase in marketing expenses to support the higher sales and installations of the ENCOMPASS systems.

Marketing expenses increased 15%, or $102,993 in the first three months of 1996 compared to the same period in 1995. Marketing expenses increased primarily as a result of the increase in sales and service related activity to support the higher level of ENCOMPASS equipment and installations related sales volume. Marketing expenses are anticipated to increase in 1996 compared to 1995.

General and administrative expenses increased $48,943 or 9%, in the first three months of 1996 compared to the same period in 1995. General and administrative expenses increased primarily from increased administrative expenses to support increased ENCOMPASS sales and installation activity. General and administrative expenses are anticipated to increase in 1996 compared to 1995.

Research and development expenses increased $26,772 or 18%, for the first three months of compared to the same period of 1995. The increase in research and development expenses was primarily the result of a planned increased in research and development personnel to support the new product development activities for all the Company's product lines. Research and development expenses are anticipated to increase in 1996 compared to 1995.

Other expenses decreased $58,263 or 55%, in the first three months of 1996 as compared to the same period in 1995. The decrease was primarily the result of lower interest expense on decreased borrowing on the Company's bank lines of credit and decreases in long term debt.

The Company has historically experienced and expects to continue to experience quarterly fluctuations, potentially in a material amount, in its operating results. A variety of factors influence the Company's operating results in a particular period, including economic conditions in the industries served by the Company, regulatory developments, the timing of significant orders, shipment delays, specific features requested by the customers, the introduction of new products by the Company and its competitors, market acceptance of new products and enhancements of existing products, changes in the cost of materials, disruptions in the sources of supply, seasonal variations of spending by customers, the timing of the Company's expenditures in anticipation of future orders and other factors, many of which are beyond the Company's control. In addition, the Company sells a significant portion of its ENCOMPASS products to a limited number of customers. While management believes that its relationships with these customers are strong, future orders under purchase agreements with these customers are subject to change based on changing business conditions of the customers.

Except for the historical information contained herein, the discussion in this Report contains or may contain forward-looking statements that involve risks and uncertainties. The Company's actual results could differ materially from those discussed here. Factors that could cause or contribute to such differences include, but are not limited to, those discussed in this Management's Discussion and Analysis, the Company's Prospectus dated February 18, 1994 or the Company's Report on Form 10-KSB for the year ended December 31, 1995, as well as those factors discussed elsewhere herein.


Liquidity and Capital Resources:

Net working capital increased 9% to $3,646,131 in the first three months of 1996 from $3,332,424 at December 31, 1995. The current ratio increased from 2.3 to
2.7. The increases in working capital and the current ratio were primarily due to increased cash flow from reducing receivables and reducing borrowing under the bank lines of credit.

The Company currently has two lines of credit available through Silicon Valley Bank ("the Bank"), collateralized by accounts receivable, inventory, and property, plant and equipment which provide for an aggregate maximum commitment of $2,500,000 through March 15, 1997.

         Advances can be made against the lines based on qualified levels of receivables and inventory. At April 20, 1996 an aggregate of $1,897,038 was available under the lines of credit of which $150,000 had been drawn leaving $1,747,038. The Company was in compliance with all of the financial covenants at March 31, 1996.

On April 14, 1995, the Company entered into an agreement with Classic Syndicate, Inc. ("Classic"). Pursuant to the Subordinated Loan Agreement, Classic holds a 10% Note in the principal amount of $375,000 with a maturity date of April 30, 1997. The funds were to be used exclusively for the April 30, 1995 principal payment on a Subordinated Note to Bridge Capital which was completely paid off in 1995. Semi-annual interest payments are to be made on April 30, 1996 and October 31, 1996.

On November 17, 1995, the Company entered into a second agreement with the Bank. Pursuant to the Loan Agreement, the Bank holds a Note in the principal amount of $1,130,952 at an interest rate of prime plus 2% and a warrant to purchase 62,500 shares of the Company's Common Stock at an exercise price of $2.08 per share. The Company is required to pay 42 monthly principal payments of $29,762 in addition to monthly interest payments from December 7, 1995 through May 7, 1999. The Note is cross-collateralized with the Company's bank lines of credit until the Note is fully repaid. The Note contains certain covenants, including minimum net income levels and certain financial ratios. The Company was in compliance with all these covenants at March 31, 1996. On a quarterly basis, half of any excess cash flow that the Company generates is required to be used to prepay any remaining principal balance due on this Note. Excess cash flow is defined as net income plus non-cash expenses less capital expenditures, scheduled principal payments and increases in net working capital.

The Company believes that cash generated from ongoing operations and the borrowing arrangements described above will satisfy the anticipated cash requirements of the Company's current operations over the next 12 months, though there can be no assurance that this will be the case. The Company's ability to continue funding its planned operations beyond the next 12 months is dependent upon its ability to generate sufficient cash flow to meet its obligations on a timely basis, or to obtain additional funds though equity or debt financing, or from other sources of financing, as may be required.


PART II.          OTHER INFORMATION

Item 1   Legal Proceedings

Information is incorporated by reference from the Company's Report on Form 10-KSB for the year ended December 31, 1995. With regard to litigation reported therein involving the Company, another firm, a state organization and certain other parties, the parties have agreed to engage in a non-binding mediation process which currently is underway. However, there can be no assurances that the litigation can be resolved via mediation.

Item 6   Exhibits and Reports on Form 8-K

(b) There were no reports on Form 8-K for the quarter ended March 31, 1996

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

ARIZONA INSTRUMENT CORPORATION



May 14, 1996               /s/ John P. Hudnall
- - ------------               -------------------
Date                       John P. Hudnall, President, CEO
                           (Authorized officer)


May 14, 1996               /s/ Scott M. Carter
- - ------------               -------------------
Date                       Scott M. Carter, Vice President, CFO
                           (Principal financial officer)